Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments [Line Items]
Unrealized loss total estimated fair value	$ 448,981	$ 479,429
Gross unrealized losses	$ 2,684	(5,512)	$ (3,709)
Fixed-maturity securities, rate	76.00%
Investment rate	0.10%
Investments [Member]
Investments [Line Items]
Gross unrealized losses	$ 31,696	$ 49,061